ACQUISITIONS (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Operating lease liability	$ 42,302
Less: Non-controlling interest	2,420,399	$ 2,460,424
Fresh Joy [Member]
Business Acquisition [Line Items]
Accounts receivables	6,432,414
Other receivables	49,704
Prepayments, net	1,797,617
Right-of-use assets	91,513
Property, plant and equipment, net	148,095
Intangible assets	6,876,455
Deferred tax assets	136,546
Total assets acquired	15,532,344
Accrued expenses and other payables	2,462,953
Taxes payable	2,185,779
Customer deposits	597,380
Short term loans, bank	849,959
Operating lease liability	96,131
Total Liabilities	6,192,202
Net identifiable assets acquired	9,340,142
Less: Non-controlling interest	5,379,104
Add: Goodwill	3,792,056
Total purchase price for acquisition net of $20,506 of cash	$ 7,753,094